Other Intangible Assets, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Other Intangible Assets [Abstract]
Intangible Assets Disclosure
Other Intangible Assets, Net
Other intangible assets consisted of the following:

	March 31,		December 31,
	2013		2012
(in millions)	Gross cost	Accumulated amortization	Gross cost	Accumulated amortization
Purchased and internally developed software	$554	(340)	575	(352)
Affiliate and customer relationships	2,435	(1,661)	2,445	(1,624)
Debt origination fees	62	(18)	54	(18)
Trademarks (indefinite life)	2,429	—	2,429	—
	$5,480	(2,019)	5,503	(1,994)

The Company recorded amortization expense of $62 million and $55 million for the three months ended March 31, 2013 and 2012, respectively, related to other intangible assets.
As of March 31, 2013, the related amortization expense and interest expense for each of the next five years ended December 31 was as follows (in millions):

Remainder of 2013	$205
2014	261
2015	237
2016	185
2017	120

(7) Other Intangible Assets, Net
Other intangible assets consisted of the following:

	December 31,				Weighted average remaining life (years)
	2012		2011
(in millions)	Gross cost	Accumulated amortization	Gross cost	Accumulated amortization

Purchased and internally developed software	$575	(352)	473	(307)	2.2
Affiliate and customer relationships	2,445	(1,624)	2,440	(1,446)	4.8
Debt origination fees	54	(18)	47	(11)	6.4
Trademarks (indefinite life)	2,429	—	2,428	—	—
	$5,503	(1,994)	5,388	(1,764)	4.3
During the years ended December 31, 2012, 2011 and 2010, the Company recorded $237 million, $272 million and $226 million, respectively of amortization expense related to other intangible assets.
During the fourth quarter of 2011, the Company determined that certain capitalized customer relationship management (“CRM”) software did not meet our service‑level expectations and desired functionality. As a result, the Company recorded an impairment of certain CRM assets in the amount of $47 million included in depreciation and amortization in the statement of operations within the QVC-U.S. operating segment.
As of December 31, 2012, the amortization expense and interest expense for each of the next five years ended December 31 was as follows (in millions):

2013	$272
2014	260
2015	230
2016	181
2017	119